BASIS OF CONSOLIDATION (Details)	12 Months Ended
Dec. 31, 2021
Subsidiary 7
Statement [Line Items]
Subsidiary	Illumina Silver Mining Corp.
Location	Canada
Ownership Interest	100.00%
Projects Owned	Triunfo and Sunawayo projects
Subsidiary 8
Statement [Line Items]
Subsidiary	Red Hill Mongolia LLC
Location	Mongolia
Ownership Interest	100.00%
Projects Owned	Ulaan Ovoo mine
Subsidiary 1
Statement [Line Items]
Subsidiary	Nevada Vanadium Mining Corp.
Location	Canada
Ownership Interest	100.00%
Subsidiary 2
Statement [Line Items]
Subsidiary	Nevada Vanadium Holding Corp.
Location	Canada
Ownership Interest	100.00%
Projects Owned	Gibellini project
Subsidiary 3
Statement [Line Items]
Subsidiary	Flying Nickel Mining Corp.
Location	Canada
Ownership Interest	0.01%
Subsidiary 4
Statement [Line Items]
Subsidiary	Battery Metals Royalty Corp.
Location	Canada
Ownership Interest	100.00%
Subsidiary 5
Statement [Line Items]
Subsidiary	Apogee Minerals Bolivia S. A.
Location	Bolivia
Ownership Interest	98.00%
Projects Owned	Pulacayo project
Subsidiary 6
Statement [Line Items]
Subsidiary	ASC Holdings Limited
Location	Bolivia
Ownership Interest	100.00%
Projects Owned	Paca project
Subsidiary 9
Statement [Line Items]
Subsidiary	Chandgana Coal LLC
Location	Mongolia
Ownership Interest	100.00%
Projects Owned	Chandgana project